Taxation - Effect of preferential tax rate on the PRC operations (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Tax holiday effect	¥ 151,971	¥ 128,584	¥ 51,055
Basic and diluted net loss per share effect	¥ 0.50	¥ 0.54	¥ 0.78